LOANS HELD FOR INVESTMENT AT CARRYING VALUE, Summary of Portfolio (Q3) (Details)	5 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) Loan		Sep. 30, 2021 USD ($) Loan		Dec. 31, 2020 USD ($) Loan		Jul. 30, 2020 USD ($)
Loans Held as Investment, Carrying Amount Disclosure [Abstract]
Number of loans held for investments in portfolio | Loan	3		12		3
Loans held for investments aggregate commitments	$ 44,000,000.0		$ 217,000,000.0		$ 44,000,000.0
Loans held at carrying value, outstanding principal	$ 33,907,763	[1],[2]	164,361,340	[1],[3]	$ 33,907,763	[1],[2]	$ 0
Loans held at carrying value, outstanding principal fundings			$ 139,200,000
Percentage of loans held at carrying value with floating interest rates	35.00%		68.00%		35.00%
LIBOR period	30 days		30 days
LIBOR Weighted Average Floor Rate [Member]
Loans Held as Investment, Carrying Amount Disclosure [Abstract]
Loans held at carrying value, interest rate	1.00%		1.00%		1.00%

[1]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
[2]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.